Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2022	7,765	526,448
Shares issued on options exercised (d)	—	10,209
Acquired and cancelled pursuant to normal course issuer bid (i)	—	(30,703)
As at December 31, 2022	7,765	505,954
Class A common shares conversion	(110)	110
Shares issued on dual class amendment (b)	—	5,203
Shares issued on options exercised (d)	—	3,139
Acquired and cancelled pursuant to normal course issuer bid (i)	—	(4,738)
As at December 31, 2023	7,655	509,668

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $22.69 per option (2022 – $17.13) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2023	2022
Weighted average exercise price	$54.66	$45.51
Dividend yield	0.92%	1.10%
Risk-free interest rate	3.52%	1.50%
Expected option life	5.9 years	6.1 years
Expected volatility	42%	41%
Forfeiture rate	1.93%	1.43%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2023		2022
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	15,057	$22.38	23,680	$21.12
Granted	1,383	54.66	1,729	45.51
Exercised	(3,117)	20.07	(10,117)	23.16
Forfeited	(252)	44.32	(216)	32.26
Expired	(4)	26.70	(19)	26.75
Outstanding at end of year	13,067	$25.92	15,057	$22.38
Vested and exercisable at end of year	10,018	$20.04	9,854	$19.04

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2023, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,787	$5.34 – $13.57	25
2,571	$13.58 – $17.14	66
3,020	$17.15 – $28.05	29
2,997	$28.06 – $39.89	67
2,692	$39.90 – $63.11	100
13,067	$5.34 – $63.11	59

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2023, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,787	$5.34 – $13.57	25
2,571	$13.58 – $17.14	66
3,020	$17.15 – $28.05	29
2,997	$28.06 – $39.89	67
2,692	$39.90 – $63.11	100
13,067	$5.34 – $63.11	59

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	2023		2022
	Outstanding	Vested	Outstanding	Vested
DSUs	1,837	1,837	2,129	2,129
RSUs	1,336	—	2,203	—
PSUs	656	—	1,072	—
PDSUs	253	219	227	177
	4,082	2,056	5,631	2,306

Summary of Accumulated Other Comprehensive Income (Loss)

(CAD$ in millions)	2023	2022
Accumulated other comprehensive income – beginning of year	$1,062	$202
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	(421)	822
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(9) and $9) (Note 31(b))	56	(56)
	(365)	766
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(14))	(4)	93
Share of other comprehensive income of joint venture	—	1
Remeasurements of retirement benefit plans (net of taxes of $(68) and $13)	151	(45)
Total other comprehensive income (loss)	(218)	815
Less remeasurements of retirement benefit plans recorded in retained earnings	(151)	45
Accumulated other comprehensive income – end of year	$693	$1,062

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2023	2022
Net basic and diluted profit from continuing operations	$2,334	$4,070
Net basic and diluted loss attributable to non-controlling interest	(101)	(19)
Net basic and diluted profit attributable to shareholders of the company from continuing operations	2,435	4,089
Net basic and diluted loss attributable to shareholders of the company from discontinued operations	(26)	(772)
Total basic and diluted profit attributable to shareholders of the company	$2,409	$3,317

Weighted average shares outstanding (000’s)	517,828	526,718
Dilutive effect of share options	7,516	9,136
Weighted average diluted shares outstanding (000’s)	525,344	535,854
Earnings per share from continuing operations
Basic	$4.70	$7.77
Diluted	$4.64	$7.63
Loss per share from discontinued operations
Basic and diluted	$(0.05)	$(1.47)
Earnings per share
Basic earnings per share	$4.65	$6.30
Diluted earnings per share	$4.59	$6.19